Right-of-Use Assets, Net	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets, Net [Abstract]
RIGHT-OF-USE ASSETS, NET

NOTE 9 — RIGHT-OF-USE ASSETS, NET

Right-of-use assets consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
At cost:
Offices	155	70
	155	70

Less: Accumulated amortization
Offices	93	54
	93	16
Right-of-use assets, net	62	16

Amortization expense for the financial years ended December 31, 2023, 2024 and 2025 were US$43,000, US$57,000 and US$44,000, respectively.